Related parties - Summary of remuneration package (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) EquityInstruments	Dec. 31, 2022 EUR (€) EquityInstruments	Dec. 31, 2021 EUR (€) EquityInstruments
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for members of the Board of Directors	€ 749	€ 740	€ 750
Post-employment benefits	209	€ 240	399
Severance package	€ 3,150		€ 802
Subscription rights offered | EquityInstruments	1,538,400	3,127,239	2,493,433
Total cost of subscription rights granted in the year	€ 5,163	€ 27,010	€ 5,629
Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered | EquityInstruments	920,510	470,273	511,518
Key management personnel of entity or parent | Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered | EquityInstruments	331,066	200,478	254,560
Executive committee members as a group
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits	€ 3,902	€ 3,444	€ 4,264
Executive committee members as a group | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered | EquityInstruments	325,000	1,124,000	275,000
Piet Wigerinck
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Severance package			€ 802
Piet Wigerinck and Onno Van De Stolpe [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Severance package		€ 689